Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 29, 2024
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40329
Entity Tax Identification Number	83-0401552
Entity Address, Address Line One	25 W 39th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	213-0111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares $0.001 par value
Trading Symbol	TRKAQ
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001021096
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	10018
Entity Registrant Name	Troika Media Group, Inc.